Regulatory Matters - Risk-Based Capital Ratios (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual, Ratio	11.50%
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%
Tier 1 capital (to risk-weighted assets), Actual, Amount	$ 55,000,000
Tier 1 capital (to risk-weighted assets), Actual, Ratio	9.50%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	6.00%
Leverage capital, Actual, Ratio	8.50%
Leverage capital, For Capital Adequacy Purposes, Ratio	4.00%
Sun Bancorp, Inc. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual, Amount	$ 328,575	$ 317,945
Total risk-based capital (to risk-weighted assets), Actual, Ratio	21.04%	19.25%
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	$ 124,914,000	$ 132,147,000
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 common equity capital ratio (to risk-weighed assets), Actual, Amount	$ 219,939
Tier 1 common equity capital ratio (to risk-weighed assets), Actual, Ratio	14.09%
Tier 1 common equity capital ratio (to risk-weighed assets), For Capital Adequacy Purposes, Amount	$ 70,264,000
Tier 1 common equity capital ratio (to risk-weighed assets), For Capital Adequacy Purposes, Ratio	4.50%
Tier 1 capital (to risk-weighted assets), Actual, Amount	$ 274,928	$ 276,349
Tier 1 capital (to risk-weighted assets), Actual, Ratio	17.61%	16.73%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	$ 93,685,000	$ 66,073,000
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	6.00%	4.00%
Leverage capital, Actual, Amount	$ 274,928	$ 276,349
Leverage capital, Actual, Ratio	12.19%	10.06%
Leverage capital, For Capital Adequacy Purposes, Amount	$ 90,203,000	$ 109,894,000
Leverage capital, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Sun National Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual, Amount	$ 297,735	$ 286,374
Total risk-based capital (to risk-weighted assets), Actual, Ratio	19.11%	17.37%
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	$ 124,649,000	$ 131,876,000
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 155,811,000	$ 164,844,000
Total risk-based capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 common equity capital ratio (to risk-weighed assets), Actual, Amount	$ 279,100
Tier 1 common equity capital ratio (to risk-weighed assets), Actual, Ratio	17.91%
Tier 1 common equity capital ratio (to risk-weighed assets), For Capital Adequacy Purposes, Amount	$ 70,115,000
Tier 1 common equity capital ratio (to risk-weighed assets), For Capital Adequacy Purposes, Ratio	4.50%
Tier 1 common equity capital ratio (to risk-weighed assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 101,277,000
Tier 1 common equity capital ratio (to risk-weighed assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%
Tier 1 capital (to risk-weighted assets), Actual, Amount	$ 279,100	$ 265,728
Tier 1 capital (to risk-weighted assets), Actual, Ratio	17.91%	16.12%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	$ 93,487,000	$ 65,938,000
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	6.00%	4.00%
Tier 1 capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 124,648,000	$ 98,907,000
Tier 1 capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	6.00%
Leverage capital, Actual, Amount	$ 279,100	$ 265,728
Leverage capital, Actual, Ratio	12.39%	9.68%
Leverage capital, For Capital Adequacy Purposes, Amount	$ 90,069,000	$ 109,760,000
Leverage capital, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 112,587,000	$ 137,200,000
Leverage capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%